Share-based payments (Details 2) - Option plan III Grant date 18Jan2018 [Member]	12 Months Ended
Mar. 31, 2018 ₨ / shares
Grant date	Jan 18, 2018
Category	Category III
Current market price	₨ 162.51
Exercise price	₨ 146.23
Assumptions
Dividend yield	12.00%
Discount rate	3.00%
Bottom of range [member]
Expected term	2
Volatility	53.15%
Top of range [member]
Expected term	5
Volatility	97.76%